Business developments - Registered shares (Details 3) - CHF (SFr) shares in Millions, SFr in Millions	12 Months Ended
	Dec. 31, 2016	Sep. 08, 2016	Aug. 25, 2016	Dec. 31, 2015	Nov. 04, 2013
Crescent Holding GmbH | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	107.0
Investment Owned, Face Amount	SFr 4
Portion of registered Group shares held by related party (as a percent)	5.10%
Investment Owned, Investment Additional Information	Participation was lower than the disclosure threshold of 5%.
Chase Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	335.0			313.0
Investment Owned, Face Amount	SFr 13			SFr 13
Portion of registered Group shares held by related party (as a percent)	16.03%			15.99%
Investment Owned, Investment Additional Information	Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.
Harris Associates LP
Related party disclosures
Shares held by related party					81.5
Portion of registered Group shares held by related party (as a percent)					5.17%
Nortrust Nominees Ltd. | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	113.0
Investment Owned, Face Amount	SFr 5
Portion of registered Group shares held by related party (as a percent)	5.39%
The Bank of New York Mellon | Shareholder registered in share register [Member]
Related party disclosures
Shares held by related party	107.0
Investment Owned, Face Amount	SFr 4
Portion of registered Group shares held by related party (as a percent)	5.14%
Capital Group Companies, Inc.
Related party disclosures
Shares held by related party			99.2
The Olayan Group
Related party disclosures
Shares held by related party		111.3
Portion of registered Group shares held by related party (as a percent)		5.41%	5.051%